T. ROWE PRICE CAPITAL APPRECIATION PREMIUM INCOME ETF

March 31, 2025 Unaudited
PORTFOLIO OF INVESTMENTS‡	Shares	$ Value
(Cost and value in $000s)

COMMON STOCKS 100.4%
CONSUMER DISCRETIONARY 8.8%
Diversified Consumer Services 1.9%
Service International (1)	6,300	505
		505
Hotels, Restaurants & Leisure 3.8%
McDonald's (1)	1,869	584
Yum! Brands (1)	2,700	425
		1,009
Specialty Retail 3.1%
Home Depot (1)	1,308	479
O'Reilly Automotive (1)(2)	228	327
		806
Total Consumer Discretionary		2,320
CONSUMER STAPLES 18.4%
Beverages 3.4%
Coca-Cola (1)	6,706	480
PepsiCo (1)	2,712	407
		887
Consumer Staples Distribution & Retail 3.4%
Kroger (1)	4,935	334
Walmart (1)	6,432	565
		899
Food Products 6.2%
Conagra Brands (1)	9,152	244
Hormel Foods (1)	11,487	355
J.M. Smucker (1)	2,081	247
McCormick (1)	6,100	502
Mondelez International (1)	4,500	305
		1,653
Household Products 5.4%
Church & Dwight (1)	3,322	366
Colgate-Palmolive (1)	3,451	323
Kimberly-Clark (1)	2,520	358
Procter & Gamble (1)	2,265	386
		1,433
Total Consumer Staples		4,872

T. ROWE PRICE CAPITAL APPRECIATION PREMIUM INCOME ETF

	Shares	$ Value
(Cost and value in $000s)
FINANCIALS 16.1%
Capital Markets 5.8%
Cboe Global Markets (1)	2,120	480
CME Group (1)	1,909	506
S&P Global (1)	1,072	545
		1,531
Financial Services 4.4%
Mastercard, Class A (1)	1,031	565
Visa, Class A (1)	1,700	596
		1,161
Insurance 5.9%
Aon, Class A (1)	1,023	408
Arthur J Gallagher (1)	1,638	566
Marsh & McLennan (1)	2,415	589
		1,563
Total Financials		4,255
HEALTH CARE 15.7%
Biotechnology 1.2%
AbbVie (1)	1,528	320
		320
Health Care Equipment & Supplies 6.7%
Abbott Laboratories (1)	4,044	536
Becton Dickinson (1)	1,155	265
GE HealthCare Technologies (1)	1,620	131
Medtronic (1)	3,175	285
Stryker (1)	1,472	548
		1,765
Health Care Providers & Services 4.1%
Cencora (1)	1,200	334
Elevance Health (1)	812	353
McKesson (1)	210	141
UnitedHealth Group (1)	507	266
		1,094
Life Sciences Tools & Services 2.4%
Danaher (1)	630	129
Thermo Fisher Scientific (1)	1,013	504
		633
Pharmaceuticals 1.3%
Johnson & Johnson (1)	2,016	334
		334
Total Health Care		4,146

T. ROWE PRICE CAPITAL APPRECIATION PREMIUM INCOME ETF

	Shares	$ Value
(Cost and value in $000s)
INDUSTRIALS & BUSINESS SERVICES 22.9%
Aerospace & Defense 6.9%
General Dynamics (1)	1,557	425
L3Harris Technologies (1)	1,744	365
Lockheed Martin (1)	1,155	516
Northrop Grumman (1)	774	396
RTX (1)	973	129
		1,831
Commercial Services & Supplies 6.8%
Republic Services (1)	2,523	611
Rollins (1)	6,100	330
Veralto (1)	4,314	420
Waste Management (1)	1,905	441
		1,802
Ground Transportation 2.6%
CSX (1)	11,000	324
Union Pacific (1)	1,470	347
		671
Industrial Conglomerates 1.0%
Roper Technologies (1)	450	265
		265
Machinery 4.1%
Fortive (1)	1,729	127
Illinois Tool Works (1)	1,410	350
Otis Worldwide (1)	5,922	611
		1,088
Professional Services 1.5%
Automatic Data Processing (1)	1,300	397
		397
Total Industrials & Business Services		6,054
INFORMATION TECHNOLOGY 2.8%
Electronic Equipment, Instruments & Components 0.5%
Teledyne Technologies (1)(2)	255	127
		127
Software 2.3%
Microsoft (1)	669	251
PTC (1)(2)	1,619	251
Workday (1)(2)	525	123
		625
Total Information Technology		752

T. ROWE PRICE CAPITAL APPRECIATION PREMIUM INCOME ETF

	Shares	$ Value
(Cost and value in $000s)
MATERIALS 2.3%
Chemicals 2.3%
Linde (1)	1,309	610
Total Materials		610
REAL ESTATE 2.3%
Specialized REITs 2.3%
American Tower, REIT (1)	1,916	417
SBA Communications, REIT (1)	920	202
Total Real Estate		619
UTILITIES 11.1%
Electric Utilities 9.0%
American Electric Power (1)	3,255	356
Duke Energy (1)	3,931	479
Evergy (1)	7,123	491
Exelon (1)	13,758	634
Southern (1)	4,671	430
		2,390
Multi-Utilities 2.1%
Ameren (1)	2,000	201
DTE Energy (1)	2,483	343
		544
Total Utilities		2,934
Total Common Stocks (Cost $26,185)		26,562
SHORT-TERM INVESTMENTS 0.8%
Money Market Funds 0.8%
T. Rowe Price Government Reserve Fund, 4.39% (3)(4)	224,397	224
Total Short-Term Investments (Cost $224)		224
Total Investments in Securities 101.2% of Net Assets (Cost $26,409)		$26,786
Other Assets Less Liabilities (1.2%)		(323)
Net Assets 100.0%		$26,463

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	At March 31, 2025, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(2)	Non-income producing.
(3)	Seven-day yield
(4)	Affiliated Companies
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE CAPITAL APPRECIATION PREMIUM INCOME ETF

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN (1.3)%
Exchange-Traded Options Written (1.3)%

Description	Contracts	Notional Amount	$ Value
Abbott Laboratories, Call, 4/17/25 @ $133.00	40	531	(14)
AbbVie, Call, 4/17/25 @ $210.00	15	314	(6)
Ameren, Call, 6/20/25 @ $110.00	20	201	(1)
American Electric Power, Call, 4/17/25 @ $105.00	31	339	(16)
American Electric Power, Call, 4/17/25 @ $110.00	1	11	—
American Tower, Call, 4/17/25 @ $220.00	19	413	(6)
Aon, Call, 4/17/25 @ $410.00	10	399	(3)
Arthur J Gallagher, Call, 4/17/25 @ $350.00	16	552	(8)
Automatic Data Processing, Call, 4/17/25 @ $310.00	13	397	(4)
Becton Dickinson, Call, 5/16/25 @ $255.00	11	252	(1)
Cboe Global Markets, Call, 4/17/25 @ $225.00	21	475	(12)
Cencora, Call, 4/17/25 @ $280.00	12	334	(6)
Church & Dwight, Call, 4/17/25 @ $110.00	33	363	(9)
CME Group, Call, 4/17/25 @ $270.00	19	504	(5)
Coca-Cola, Call, 4/17/25 @ $72.50	67	480	(5)
Colgate-Palmolive, Call, 4/17/25 @ $93.00	32	300	(6)
Colgate-Palmolive, Call, 4/17/25 @ $96.00	2	19	—
Conagra Brands, Call, 4/17/25 @ $27.00	91	243	(6)
CSX, Call, 4/17/25 @ $31.00	110	324	(2)
Danaher, Call, 4/17/25 @ $230.00	6	123	—
DTE Energy, Call, 4/17/25 @ $140.00	24	332	(4)
Duke Energy, Call, 4/17/25 @ $120.00	39	476	(13)
Elevance Health, Call, 4/17/25 @ $450.00	8	348	(7)
Evergy, Call, 4/17/25 @ $70.00	71	490	(5)
Exelon, Call, 4/17/25 @ $45.00	137	631	(22)
Fortive, Call, 5/16/25 @ $80.00	1	7	—
Fortive, Call, 5/16/25 @ $85.00	16	117	(1)
GE HealthCare Technologies, Call, 4/17/25 @ $90.00	16	129	—
General Dynamics, Call, 4/17/25 @ $280.00	15	409	(3)
Home Depot, Call, 4/17/25 @ $380.00	13	476	(4)
Hormel Foods, Call, 4/17/25 @ $31.00	114	353	(6)
Illinois Tool Works, Call, 4/17/25 @ $270.00	14	347	—
J.M. Smucker, Call, 4/17/25 @ $115.00	19	225	(10)
J.M. Smucker, Call, 4/17/25 @ $120.00	1	12	—
Johnson & Johnson, Call, 4/17/25 @ $170.00	20	332	(3)
Kimberly-Clark, Call, 4/17/25 @ $142.00	25	356	(6)
Kroger, Call, 4/17/25 @ $68.00	49	332	(7)
L3Harris Technologies, Call, 4/17/25 @ $220.00	17	356	(3)
Linde, Call, 4/17/25 @ $475.00	13	605	(5)
Lockheed Martin, Call, 4/17/25 @ $455.00	11	491	(6)
Marsh & McLennan, Call, 4/17/25 @ $250.00	24	586	(4)
Mastercard, Call, 4/17/25 @ $570.00	10	548	(3)

T. ROWE PRICE CAPITAL APPRECIATION PREMIUM INCOME ETF

(Amounts in 000s, except for contracts)
Description	Contracts	Notional Amount	$ Value
McCormick, Call, 4/17/25 @ $85.00	61	502	(3)
McDonald's, Call, 4/17/25 @ $320.00	18	562	(4)
McKesson, Call, 4/17/25 @ $710.00	2	135	(1)
Medtronic, Call, 4/17/25 @ $92.50	31	279	(3)
Microsoft, Call, 4/17/25 @ $425.00	6	225	—
Mondelez International, Call, 4/17/25 @ $67.00	42	285	(8)
Mondelez International, Call, 4/17/25 @ $70.00	3	20	—
Northrop Grumman, Call, 4/17/25 @ $530.00	7	358	(4)
O'Reilly Automotive, Call, 4/17/25 @ $1,410.00	2	286	(9)
Otis Worldwide, Call, 4/17/25 @ $105.00	59	609	(6)
PepsiCo, Call, 4/17/25 @ $155.00	27	405	(2)
Procter & Gamble, Call, 4/17/25 @ $170.00	22	375	(6)
PTC, Call, 4/17/25 @ $170.00	1	15	—
PTC, Call, 4/17/25 @ $175.00	15	232	—
Republic Services, Call, 4/17/25 @ $250.00	25	605	(2)
Rollins, Call, 4/17/25 @ $55.00	61	330	(4)
Roper Technologies, Call, 5/16/25 @ $620.00	4	236	(3)
RTX, Call, 4/17/25 @ $145.00	9	119	—
S&P Global, Call, 4/17/25 @ $530.00	10	508	(2)
SBA Communications, Call, 4/17/25 @ $230.00	1	22	—
SBA Communications, Call, 5/16/25 @ $240.00	8	176	(2)
Service International, Call, 4/17/25 @ $82.50	63	505	(6)
Southern, Call, 4/17/25 @ $90.00	44	405	(13)
Southern, Call, 4/17/25 @ $94.00	2	18	—
Stryker, Call, 4/17/25 @ $390.00	14	521	(2)
Teledyne Technologies, Call, 5/16/25 @ $550.00	2	99	(1)
Thermo Fisher Scientific, Call, 4/17/25 @ $540.00	10	498	(1)
Union Pacific, Call, 4/17/25 @ $250.00	14	331	(1)
UnitedHealth Group, Call, 4/17/25 @ $560.00	5	262	(3)
Veralto, Call, 4/17/25 @ $100.00	43	419	(5)
Visa, Call, 4/17/25 @ $355.00	17	596	(9)
Walmart, Call, 4/17/25 @ $90.00	64	562	(7)
Waste Management, Call, 4/17/25 @ $240.00	19	440	(1)
Workday, Call, 4/17/25 @ $280.00	5	117	—
Yum! Brands, Call, 4/17/25 @ $165.00	27	425	(1)
Total Options Written (Premiums $(160))			(331)

T. ROWE PRICE CAPITAL APPRECIATION PREMIUM INCOME ETF

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the period ended March 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate	Net Realized Gain (Loss)	Changes in Net Unrealized Gain/Loss	Investment Income
T. Rowe Price Government Reserve Fund	$—	$—	$—
Totals	$—#	$—	$—+

Supplementary Investment Schedule
Affiliate	Value 12/31/24	Purchase Cost	Sales Cost	Value 3/31/25
T. Rowe Price Government Reserve Fund	$—	¤	¤	$224
	Total			$224^

#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+	Investment income comprised $0 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $224.
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE CAPITAL APPRECIATION PREMIUM INCOME ETF

Unaudited
    NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Capital Appreciation Premium Income ETF (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s prospectus.
VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern Time, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices.

T. ROWE PRICE CAPITAL APPRECIATION PREMIUM INCOME ETF

Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2025 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$26,562	$—	$—	$26,562
Short-Term Investments	224	—	—	224
Total	$26,786	$—	$—	$26,786
Liabilities
Options Written	$—	$331	$—	$331
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
ETF1176-054Q1
03/25